Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 8,985	$ 7,157
Accounts receivable (net of allowance for doubtful accounts of $456 and $450)	12,595	11,481
Inventories and contracts in progress, net	9,881	8,704
Other assets, current	1,397	1,208
Total Current Assets	32,858	28,550
Customer financing assets	2,372	1,398
Future income tax benefits	1,723	1,809
Fixed assets, net	10,186	9,158
Goodwill	27,910	27,059
Intangible assets, net	15,883	15,684
Other assets	5,988	6,048
Total Assets	96,920	89,706
Liabilities and Equity
Short-term borrowings	392	601
Accounts payable	9,579	7,483
Accrued liabilities	12,316	12,219
Long-term debt currently due	2,104	1,603
Total Current Liabilities	24,391	21,906
Long-term debt	24,989	21,697
Future pension and postretirement benefit obligations	3,036	5,612
Other long-term liabilities	12,952	11,026
Total Liabilities	65,368	60,241
Commitments and contingent liabilities (Notes 5 and 18)
Redeemable noncontrolling interest	131	296
Capital Stock:
Preferred Stock, $1 par value; 250,000 shares authorized; None issued or outstanding	0	0
Common Stock, $1 par value; 4,000,000 shares authorized; 1,444,187 and 1,440,982 shares issued	17,574	17,285
Treasury Stock— 645,057 and 632,281 common shares at average cost	35,596	34,150
Retained earnings	55,242	52,873
Unearned ESOP shares	85	95
Total Accumulated other comprehensive loss	(7,525)	(8,334)
Total Shareowners' Equity	29,610	27,579
Noncontrolling interest	1,811	1,590
Total Equity	31,421	29,169
Total Liabilities and Equity	$ 96,920	$ 89,706